Details of Significant Accounts - Current financial assets at amortized cost, additional Information (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure of financial liabilities [line items]
Financial assets profit or loss pledged	$ 0
Percentage of financial assets at amortized cost denominated in reporting currency	100.00%
Financial assets at amortised cost pledged to others	$ 0
Credit risk
Disclosure of financial liabilities [line items]
Financial assets at amortised cost	$ 51,522	$ 46,473